CONVERTIBLE DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE DEBT OBLIGATIONS
Summary of convertible debt obligations

As of December 31, 2021 and 2020, the Company’s convertible obligations consisted of the following:

	As of December 31,
	2021	2020
Convertible debt obligations, beg, gross	$1,531,639	$1,918,340
Converted to equity	(257,629)	(386,701)
Deferred debt discount	—	—
Convertible debt obligations, end, net	$1,274,010	$1,531,639
Convertible debt obligations, current portion	$507,765	$1,531,639
Convertible debt obligations, non-current portion	$766,245	$1,531,639